HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares					Fair Value
	OPEN END FUNDS — 0.4%
	FIXED INCOME - 0.4%
532,608	Holbrook Structured Income Fund, Class I(h)				$ 5,219,554

	TOTAL OPEN END FUNDS (Cost $5,207,930)				5,219,554

			Coupon Rate (%)	Maturity
	PREFERRED STOCKS — 4.1%

	ASSET MANAGEMENT — 0.5%
294,323	Gladstone Investment Corporation		5.0000	05/01/26	6,890,101

	INDUSTRIAL INTERMEDIATE PROD — 1.6%
974,540	Steel Partners Holdings, L.P.		6.0000	02/27/26	23,194,052

	REAL ESTATE INVESTMENT TRUSTS — 0.2%
124,000	Vinebrook Homes Trust, Inc.(j)		6.5000	10/07/27	2,790,000

	REAL ESTATE SERVICES — 1.1%
208,000	Greystone SDOF Preferred Equity, LLC		6.7500	12/23/25	4,888,000
3,950	UIRC-GSA International, LLC		6.5000	Perpetual	3,653,750
9,180	UIRC-GSA International, LLC		6.0000	Perpetual	8,675,100
					17,216,850
	SPECIALTY FINANCE — 0.7%
437,496	PennyMac Mortgage Investment Trust		8.5000	09/30/28	11,068,649

	TOTAL PREFERRED STOCKS (Cost $61,544,358)				61,159,652

Principal Amount ($)		Spread
	ASSET BACKED SECURITIES — 40.1%
	AUTO LOAN — 0.1%
1,250,000	Luxury Lease Partners Auto Lease Trust Series 2021-ARC2 B(a)		7.0000	07/15/27	1,224,920

	CLO — 30.9%
5,500,000	Allegro CLO II-S Ltd. Series 2014-1RA C(a),(b)	TSFR3M + 3.262%	8.5790	10/21/28	5,500,726

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 40.1% (Continued)
	CLO — 30.9% (Continued)
250,000	Allegro CLO IV Ltd. Series 2016-1A CR2(a),(b)	TSFR3M + 2.262%	7.5760	01/15/30	$ 250,881
3,245,000	AMMC CLO XIII Ltd. Series 2013-13A B1LR(a),(b)	TSFR3M + 3.862%	9.1800	07/24/29	3,250,237
5,000,000	Ares XL CLO Ltd. Series 2016-40A CRR(a),(b)	TSFR3M + 3.062%	8.3760	01/15/29	5,011,925
2,500,000	Ares XLII Clo Ltd. Series 2017-42A C(a),(b)	TSFR3M + 2.462%	7.7790	01/22/28	2,507,328
3,650,000	Ares XLII Clo Ltd. Series 2017-42A D(a),(b)	TSFR3M + 3.712%	9.0290	01/22/28	3,653,964
750,000	Atlas Senior Loan Fund III Ltd. Series 2013-1A CR(a),(b)	TSFR3M + 2.012%	7.3810	11/17/27	750,052
11,678,632	Atlas Senior Loan Fund III Ltd. Series 2013-1A DR(a),(b)	TSFR3M + 2.862%	8.2310	11/17/27	11,680,991
10,000,000	Auburn Clo Ltd. Series 2017-1A B(a),(b)	TSFR3M + 2.312%	7.6290	10/20/30	10,025,000
295,000	Barings CLO Ltd. Series 2017-1A B1(a),(b)	TSFR3M + 1.962%	7.2600	07/18/29	295,638
770,000	Barings CLO Ltd. Series 2018-3A C(a),(b)	TSFR3M + 2.162%	7.4790	07/20/29	770,786
2,638,000	Barings CLO Ltd. Series 2018-3A(a),(b)	TSFR3M + 3.162%	8.4790	07/20/29	2,640,337
3,329,000	Black Diamond Clo Ltd. Series 2017-1A C(a),(b)	TSFR3M + 4.212%	9.5300	04/24/29	3,337,046
6,250,000	Carlyle US CLO Ltd. Series 2016-4A CR(a),(b)	TSFR3M + 3.062%	8.3790	10/20/27	6,257,944
6,692,000	CBAM Ltd. Series 2017-1A C(a),(b)	TSFR3M + 2.662%	7.9790	07/20/30	6,704,969
12,500,000	CBAM Ltd./KY Series 2018-8A C(a),(b)	TSFR3M + 2.362%	7.6790	10/20/29	12,535,863
12,000,000	CBAM Ltd./KY Series 2018-8A D(a),(b)	TSFR3M + 3.312%	8.6290	10/20/29	12,015,580
2,000,000	CBAM Ltd./KY Series 2018-8A E(a),(b)	TSFR3M + 6.062%	11.3790	10/20/29	1,996,464
6,039,000	CIFC Funding Ltd. Series 2017-1A D(a),(b)	TSFR3M + 3.762%	9.0790	04/23/29	6,050,057
8,000,000	Clear Creek CLO Ltd. Series 2015-1A CR(a),(b)	TSFR3M + 2.212%	7.5290	10/20/30	8,020,000
6,400,000	Cutwater Ltd. Series 2015-1A DR(a),(b)	TSFR3M + 3.712%	9.0260	01/15/29	6,420,198
2,006,900	Denali Capital CLO XI Ltd. Series 2015-1A CR(a),(b)	TSFR3M + 3.412%	8.7290	10/20/28	2,009,485
5,880,000	Elevation CLO Ltd. Series 2017-6A D(a),(b)	TSFR3M + 3.912%	9.2260	07/15/29	5,884,963
2,205,000	Elevation CLO Ltd. Series 2014-2A CR(a),(b)	TSFR3M + 2.462%	7.7780	10/15/29	2,206,030
4,500,000	Elevation CLO Ltd. Series 2014-2A DR(a),(b)	TSFR3M + 3.462%	8.7780	10/15/29	4,503,924
5,345,000	Ellington CLO IV Ltd. Series 2019-4A D1(a),(b)	TSFR3M + 5.762%	11.0760	04/15/29	5,380,336
7,750,000	Galaxy XXIII CLO Ltd. Series 2017-23A DR(a),(b)	TSFR3M + 3.662%	8.9800	04/24/29	7,757,665
1,335,000	Gallatin CLO IX Ltd. Series 2018-1A D1(a),(b)	TSFR3M + 3.362%	8.6790	01/21/28	1,335,551
16,420,000	GoldenTree Loan Opportunities IX Ltd. Series 2014-9A CR2(a),(b)	TSFR3M + 2.362%	7.6810	10/29/29	16,431,116
11,190,000	GoldenTree Loan Opportunities IX Ltd. Series 2014-9A DR2(a),(b)	TSFR3M + 3.262%	8.5810	10/29/29	11,198,314
1,000,000	GoldenTree Loan Opportunities IX Ltd. Series 2014-9A ER2(a),(b)	TSFR3M + 5.922%	11.2410	10/29/29	1,002,156
3,628,000	Halcyon Loan Advisors Funding Ltd. Series 2017-2(a),(b)	TSFR3M + 2.362%	7.6780	01/17/30	3,640,589
420,000	Highbridge Loan Management Series 3A-2014 A2R(a),(b)	TSFR3M + 1.962%	7.2600	07/18/29	421,019
3,105,000	JMP Credit Advisors Clo IV Ltd. Series 2017-1A(a),(b)	TSFR3M + 2.912%	8.2280	07/17/29	3,106,798
9,000,000	JMP Credit Advisors CLO V Ltd. Series 2018-1A D(a),(b)	TSFR3M + 3.612%	8.9280	07/17/30	9,010,296

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 40.1% (Continued)
	CLO — 30.9% (Continued)
8,000,000	KKR CLO 13 Ltd. Series 13 DR(a),(b)	TSFR3M + 2.462%	7.7760	01/16/28	$ 8,008,016
2,600,000	KKR CLO Ltd. Series 13 ER(a),(b)	TSFR3M + 5.212%	10.5260	01/16/28	2,607,010
1,775,000	KKR CLO Ltd. Series 10 DR(a),(b)	TSFR3M + 3.612%	8.9960	09/15/29	1,776,314
3,000,000	KKR Financial CLO Ltd. Series 2013-1A BR(a),(b)	TSFR3M + 2.662%	7.9760	04/15/29	3,001,212
3,000,000	KKR Static CLO 2 LTD Series 2022-2A C(a),(b)	TSFR3M + 4.250%	9.5680	10/20/31	3,012,969
2,979,000	Longfellow Place CLO Ltd. Series 2013-1A DRR(a),(b)	TSFR3M + 4.762%	10.0760	04/15/29	2,985,938
13,425,000	Madison Park Funding XIII Ltd. Series 2014-13A DR2(a),(b)	TSFR3M + 3.112%	8.4210	04/19/30	13,409,789
1,900,000	Magnetite VII Ltd. Series 2012-7A DR2(a),(b)	TSFR3M + 4.762%	10.0760	01/15/28	1,903,093
2,945,000	Magnetite XVIII Ltd. Series 2016-18A DR(a),(b)	TSFR3M + 2.962%	8.3410	11/15/28	2,945,068
13,750,000	Marathon CLO IX Ltd. Series 2017-9A B(a),(b)	TSFR3M + 2.662%	7.9760	04/15/29	13,791,415
1,965,000	Marathon CLO V Ltd. Series 2013-5A CR(a),(b)	TSFR3M + 3.012%	8.3790	11/21/27	1,966,987
479,696	Marathon CLO VII Ltd. Series 2014-7A C(a),(b)	TSFR3M + 4.062%	9.3810	10/28/25	480,380
1,000,000	Marathon CLO X Ltd. Series 2017-10A B(a),(b)	TSFR3M + 2.862%	8.2410	11/15/29	1,000,266
1,350,000	Midocean Credit CLO V Series 2016-5A ER(a),(b)	TSFR3M + 5.862%	11.1710	07/19/28	1,353,160
3,930,000	Mountain View CLO, LLC Series 2017-1A CR(a),(b)	TSFR3M + 2.612%	7.9260	10/16/29	3,931,053
320,000	Mountain View CLO, LLC Series 2017-1A D(a),(b)	TSFR3M + 3.862%	9.1760	10/16/29	320,274
3,650,000	OCP CLO Ltd. Series 2013-4A CRR(a),(b)	TSFR3M + 3.262%	8.5800	04/24/29	3,651,548
250,000	OCP CLO Ltd. Series 2016-11A BR(a),(b)	TSFR3M + 2.712%	8.0360	10/26/30	250,794
1,000,000	OFSI BSL VIII Ltd. Series 2017-1A CR(a),(b)	TSFR3M + 2.262%	7.5760	08/16/29	1,000,701
5,000,000	OFSI BSL VIII Ltd. Series 2017-1A DR(a),(b)	TSFR3M + 4.062%	9.3760	08/16/29	5,004,360
10,750,000	OZLM Funding IV Ltd. Series 2013-4A BR(a),(b)	TSFR3M + 2.462%	7.7790	10/22/30	10,755,020
10,605,000	OZLM Funding IV Ltd. Series 2013-4A CR(a),(b)	TSFR3M + 3.612%	8.9290	10/22/30	10,617,005
750,000	OZLM VII Ltd. Series 2014-7RA BR(a),(b)	TSFR3M + 2.462%	7.7780	07/17/29	750,270
9,688,000	OZLM VII Ltd. Series 2014-7RA CR(a),(b)	TSFR3M + 3.262%	8.5780	07/17/29	9,704,528
1,773,000	OZLM VIII Ltd. Series 2014-8A DRR(a),(b)	TSFR3M + 6.342%	11.6580	10/17/29	1,721,603
2,100,000	OZLM XVII Ltd. Series 2017-17A B(a),(b)	TSFR3M + 2.662%	7.9790	07/20/30	2,101,113
7,035,000	Palmer Square Loan Funding Ltd. Series 2021-1A C(a),(b)	TSFR3M + 3.162%	8.4790	04/20/29	7,043,315
460,000	Palmer Square Loan Funding Ltd. Series 2021-2A C(a),(b)	TSFR3M + 2.662%	8.0290	05/20/29	460,049
400,000	Palmer Square Loan Funding Ltd. Series 2021-3A B(a),(b)	TSFR3M + 2.012%	7.3290	07/20/29	400,657
1,000,000	Palmer Square Loan Funding Ltd. Series 2021-4A D(a),(b)	TSFR3M + 5.262%	10.5760	10/15/29	1,001,517
1,270,000	Palmer Square Loan Funding Ltd. Series 2022-3A C(a),(b)	TSFR3M + 5.400%	10.7140	04/15/31	1,279,851
7,000,000	Palmer Square Loan Funding Ltd. Series 2023-1A C(a),(b)	TSFR3M + 4.750%	10.0680	07/20/31	7,083,845
1,994,632	Parallel Ltd. Series 2015-1A DR(a),(b)	TSFR3M + 2.812%	8.1290	07/20/27	1,997,436
1,825,000	PennantPark CLO II Ltd. Series 2020-2A D(a),(b)	TSFR3M + 6.762%	12.0760	01/15/32	1,778,809

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 40.1% (Continued)
	CLO — 30.9% (Continued)
6,972,595	Ready Capital Mortgage Financing, LLC Series 2023-FL11 A(a),(b)	TSFR1M + 2.374%	7.7100	10/25/39	$ 6,987,753
3,321,502	Shelter Growth CRE Issuer Ltd. Series 2022-FL4 A(a),(b)	TSFR1M + 2.296%	7.6330	06/17/37	3,329,491
1,000,000	Signal Peak CLO 2, LLC Series 2015-1A CR2(a),(b)	TSFR3M + 2.162%	7.4790	04/20/29	1,000,514
3,250,000	Sound Point Clo XII Ltd. Series 2016-2A DR(a),(b)	TSFR3M + 4.112%	9.4290	10/20/28	3,263,468
12,500,000	Sound Point Clo XIV Ltd. Series 2016-3A DR(a),(b)	TSFR3M + 3.912%	9.2270	01/23/29	12,558,638
4,931,000	Sound Point Clo XV Ltd. Series 2017-1A CR(a),(b)	TSFR3M + 2.312%	7.6270	01/23/29	4,953,007
16,824,500	Sound Point Clo XV Ltd. Series 2017-1A D(a),(b)	TSFR3M + 3.862%	9.1770	01/23/29	16,873,661
1,250,000	Stratus CLO Ltd. Series 2021-2A E(a),(b)	TSFR3M + 6.012%	11.3290	12/28/29	1,257,919
3,750,000	Symphony CLO XVII Ltd. Series 2016-17A CR(a),(b)	TSFR3M + 2.062%	7.3760	04/15/28	3,752,472
20,050,000	Symphony CLO XVII Ltd. Series 2016-17A DR(a),(b)	TSFR3M + 2.912%	8.2260	04/15/28	20,066,861
2,600,000	Symphony CLO XVII Ltd. Series 2016-17A ER(a),(b)	TSFR3M + 5.812%	11.1260	04/15/28	2,605,213
10,466,660	Telos Clo Ltd. Series 2013-3A DR(a),(b)	TSFR3M + 4.012%	9.3280	07/17/26	10,483,292
2,327,129	Telos CLO Ltd. Series 2014-6A DR(a),(b)	TSFR3M + 3.962%	9.2780	01/17/27	2,333,371
8,415,000	Telos CLO Ltd. Series 2014-5A CR(a),(b)	TSFR3M + 2.412%	7.7280	04/17/28	8,418,896
992,000	Telos CLO Ltd. Series 2014-5A DR(a),(b)	TSFR3M + 3.562%	8.8780	04/17/28	994,968
360,000	VENTURE XIII CLO Ltd. Series 2013-13A CR(a),(b)	TSFR3M + 2.562%	7.9330	09/10/29	361,211
10,220,000	Venture XVII CLO Ltd. Series 2014-17A DRR(a),(b)	TSFR3M + 3.082%	8.3960	04/15/27	10,236,372
360,000	Venture XVIII CLO Ltd. Series 2014-18A BR(a),(b)	TSFR3M + 1.912%	7.2260	10/15/29	360,999
8,055,000	Venture Xxv Clo Ltd. Series 2016-25A D2(a),(b)	TSFR3M + 4.472%	9.7890	04/20/29	8,093,358
2,712,643	Vibrant Clo VI Ltd. Series 2017-6A D(a),(b)	TSFR3M + 4.162%	9.5320	06/20/29	2,718,432
2,740,000	Voya CLO Ltd. Series 2015-1A CR(a),(b)	TSFR3M + 2.612%	7.9100	01/18/29	2,733,347
3,000,000	Wellfleet CLO Ltd. Series 2016-1A CR(a),(b)	TSFR3M + 2.262%	7.5790	04/20/28	3,002,001
3,610,000	Wellfleet CLO Ltd. Series 2016-1A DR(a),(b)	TSFR3M + 3.162%	8.4790	04/20/28	3,614,422
2,290,000	Wellfleet CLO Ltd. Series 2017-1A BR(a),(b)	TSFR3M + 2.262%	7.5790	04/20/29	2,295,819
3,725,952	WhiteHorse X Ltd. Series 2015-10A E(a),(b)	TSFR3M + 5.562%	10.8780	04/17/27	3,737,655
6,296,293	Zais CLO 5 Ltd. Series 2016-2A B(a),(b)	TSFR3M + 3.562%	8.8760	10/15/28	6,315,050
395,000	Zais CLO 5 Ltd. Series 2016-2A C(a),(b)	TSFR3M + 4.762%	10.0760	10/15/28	396,110
5,595,000	Zais Clo 6 Ltd. Series 2017-1A D(a),(b)	TSFR3M + 4.142%	9.4560	07/15/29	5,608,255
					461,012,148
	COLLATERALIZED MORTGAGE OBLIGATIONS — 1.7%
4,158,022	Cascade Funding Mortgage Trust Series 2022-AB2 M3(a),(c)		2.0000	02/25/52	3,243,499
1,675,000	CFMT, LLC Series 2022-EBO2 M3(a),(c)		5.3280	07/25/54	1,662,361
3,158,638	Farmer Mac Agricultural Real Estate Trust Series 2021-1 B(a),(c)		3.2400	01/25/51	2,317,729
2,621,375	Imperial Fund Mortgage Trust Series 2022-NQM7 A1(a),(d)		7.3690	11/25/67	2,678,151

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 40.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 1.7% (Continued)
1,000,000	MFA Trust Series 2023-RTL1 A1(a),(d)		7.5750	08/25/27	$ 994,834
1,921,181	PRKCM Trust Series 2023-AFC3 A1(a)		6.5840	09/25/58	1,952,952
5,000,000	RMF Proprietary Issuance Trust Series 2022-2 M3(a),(c)		3.7500	06/25/62	2,911,833
12,500,000	RMF Proprietary Issuance Trust Series 2022-3 M3(a),(c)		4.0000	08/25/62	7,536,899
432,377	Verus Securitization Trust Series 2023-1 A1(a),(d)		5.8500	12/25/67	432,492
219,114	Verus Securitization Trust Series 2023-3 A2(a),(d)		6.4380	03/25/68	220,392
677,564	Verus Securitization Trust Series 2023-5 A1(a),(d)		6.4760	06/25/68	684,732
					24,635,874
	NON AGENCY CMBS — 7.0%
2,325,000	BB-UBS Trust Series 2012-TFT B(a),(c)		3.6780	06/05/30	1,893,101
1,506,167	Capital Funding Mortgage Trust Series 2021-19 B(a),(b)	TSFR1M + 15.210%	20.5600	04/27/24	1,500,294
11,284,554	Capital Funding Multifamily Mortgage Trust Series 2022-PM01 B(a),(b)	TSFR1M + 9.500%	14.8530	03/01/25	11,362,965
9,145,000	GS Mortgage Securities Corp Trust Series 2018-3PCK B(a),(b)	TSFR1M + 2.864%	8.1970	09/15/31	9,012,841
4,700,000	GS Mortgage Securities Corp Trust Series 2018-3PCK C(a),(b)	TSFR1M + 3.614%	8.9470	09/15/31	4,598,005
899,038	GS Mortgage Securities Corporation II Series 2018-SRP5 B(a),(b)	TSFR1M + 3.047%	8.4480	09/15/31	296,440
7,615,115	GS Mortgage Securities Corporation II Series 2018-SRP5 C(a),(b)	TSFR1M + 4.297%	9.6980	09/15/31	1,715,283
10,463,000	GS Mortgage Securities Trust Series 2010-C1 C(a),(c)		5.6350	08/10/43	10,192,436
2,000,000	GS Mortgage Securities Trust Series 2010-C1 D(a),(c)		6.5710	08/10/43	1,676,698
4,000,000	Hudsons Bay Simon JV Trust Series 2015-HB10 A10(a)		4.1540	08/05/34	3,688,947
5,000,000	Hudsons Bay Simon JV Trust Series 2015-HB10 B10(a)		4.9060	08/05/34	4,350,000
1,000,000	JPMBB Commercial Mortgage Securities Trust Series 2014-C25 B(c)		4.3470	11/15/47	916,391
3,550,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 D(a),(c)		3.9440	05/15/46	2,584,453
3,300,000	Morgan Stanley Capital I Trust Series 2013-ALTM D(a),(c)		3.8280	02/05/35	2,504,766
10,681,000	Morgan Stanley Capital I Trust Series 2019-BPR B(a),(b)	TSFR1M + 2.692%	8.0450	05/15/36	10,427,620
8,941,000	Morgan Stanley Capital I Trust Series 2019-BPR C(a),(b)	TSFR1M + 3.642%	8.9950	05/15/36	8,640,631
2,300,000	Morgan Stanley Capital I Trust Series 2016-PSQ D(a),(c)		3.9540	01/10/38	1,946,954
4,405,000	MSCG Trust Series 2015-ALDR B(a),(c)		3.5770	06/07/35	3,974,789
3,225,553	UBS-Barclays Commercial Mortgage Trust Series 2013-C5 B(a),(c)		3.6490	03/10/46	2,994,802
6,231,000	WFRBS Commercial Mortgage Trust Series 2012-C9 E(a),(c)		4.8760	11/15/45	5,688,082
1,470,783	XCAL MORTGAGE TRUST Series 2019-1 A(a),(b)	TSFR1M + 3.864%	9.2170	05/06/24	1,460,240
1,933,099	XCALI Mortgage Trust Series 2020-2(a),(b)	US0001M + 2.000%	7.4670	02/15/24	1,906,727
1,873,572	XCALI Mortgage Trust Series 2020-5 A(a),(b)	TSFR1M + 3.370%	8.7230	10/06/24	1,876,107
5,000,000	X-Caliber Funding, LLC Series 2023-MF9 A(a),(b)	TSFR1M + 3.250%	8.6100	11/01/24	5,021,712

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 40.1% (Continued)
	NON AGENCY CMBS — 7.0% (Continued)
500,000	X-Caliber Funding, LLC Series 2021-7 B1(a),(b)	TSFR3M + 6.000%	11.4670	01/06/26	$ 486,644
3,800,000	X-Caliber Funding, LLC Series 2024-SURF A(a)		12.0000	08/04/27	3,800,000
					104,516,928
	OTHER ABS — 0.4%
2,000,000	FMC GMSR Issuer Trust Series 2022-GT1 A(a)		6.1900	04/25/27	1,953,901
2,175,080	HRR Funding, LLC Series 2021-1(a),(i)		9.0000	12/20/36	1,816,192
1,708,557	New Residential Mortgage, LLC Series 2020-FNT1 A(a)		5.4370	06/25/25	1,678,433
863,847	New Residential Mortgage, LLC Series 2020-FNT2 A(a)		5.4370	07/25/25	850,165
					6,298,691
	TOTAL ASSET BACKED SECURITIES (Cost $602,253,340)				597,688,561

	CORPORATE BONDS — 46.9%
	ASSET MANAGEMENT — 27.4%
25,826,000	Apollo Investment Corporation		5.2500	03/03/25	25,334,419
1,869,277	B Riley Financial, Inc.		5.5000	03/31/26	34,525,545
5,000,000	Blue Owl Credit Income Corporation		5.5000	03/21/25	4,952,186
22,440,000	Capital Southwest Corporation		4.5000	01/31/26	21,421,224
291,220	Crescent Capital BDC, Inc.		5.0000	05/25/26	6,826,197
24,480,000	Fidus Investment Corporation		4.7500	01/31/26	23,240,769
2,900,000	Fidus Investment Corporation		3.5000	11/15/26	2,616,346
32,473,000	Gladstone Capital Corporation		5.1250	01/31/26	31,530,958
557,171	Great Elm Capital Corporation		5.8750	06/30/26	13,706,407
408,347	Great Elm Capital Corporation		6.7500	06/30/26	10,245,426
135,359	Great Elm Capital Corporation		8.7500	09/30/28	3,425,936
247,002	Horizon Technology Finance Corporation		4.8750	03/30/26	5,919,403
11,598,000	Investcorp Credit Management BDC, Inc.		4.8750	04/01/26	10,885,572
2,000,000	Medallion Financial Corporation(a)		7.5000	12/30/27	1,950,000
26,965,000	Monroe Capital Corporation		4.7500	02/15/26	25,552,423
11,000,000	NewtekOne, Inc.(a)		8.1250	02/01/25	11,129,605
28,540,000	PennantPark Floating Rate Capital Ltd.		4.2500	04/01/26	26,840,418
20,064,000	PennantPark Investment Corporation		4.5000	05/01/26	18,616,946
25,797,000	PennantPark Investment Corporation		4.0000	11/01/26	23,882,476

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 46.9% (Continued)
	ASSET MANAGEMENT — 27.4% (Continued)
17,500,000	Portman Ridge Finance Corporation	4.8750	04/30/26	$ 17,128,475
27,829,000	Saratoga Investment Corporation	4.3750	02/28/26	26,372,563
12,359,000	Saratoga Investment Corporation	4.3500	02/28/27	11,433,183
242,623	Saratoga Investment Corporation	6.0000	04/30/27	5,810,821
1,026,725	Trinity Capital, Inc.	7.0000	01/16/25	25,781,065
20,100,000	Trinity Capital, Inc.	4.3750	08/24/26	18,727,374
				407,855,737
	COMMERCIAL SUPPORT SERVICES — 2.2%
1,938,888	Charah Solutions, Inc. (i) (j)	8.5000	08/31/26	33,911,151

	ELECTRICAL EQUIPMENT — 2.3%
1,239,101	Babcock & Wilcox Enterprises, Inc.	8.1250	02/28/26	24,720,065
529,384	Babcock & Wilcox Enterprises, Inc.	6.5000	12/31/26	8,835,419
				33,555,484
	ENTERTAINMENT CONTENT — 0.3%
1,153,374	Chicken Soup For The Soul Entertainment, Inc.	9.5000	07/31/25	3,748,466

	INSTITUTIONAL FINANCIAL SERVICES — 2.2%
274,443	Arlington Asset Investment Corporation(j)	6.0000	08/01/26	6,449,411
1,659,443	B Riley Financial, Inc.	5.0000	12/31/26	25,754,555
				32,203,966
	INSURANCE — 0.2%
1,805,399	Atlas Financial Holdings, Inc. (i) (j)	7.2500	04/27/27	181
4,701,308	ATLAS FINANCIAL HOLDINGS, INC. (i) (j)	12.0000	06/30/24	2,585,719
				2,585,900
	LEISURE FACILITIES & SERVICES — 0.8%
15,000,000	AMC Entertainment Holdings, Inc.	5.7500	06/15/25	12,275,925

	MACHINERY — 0.0%(e)
2,500,000	Briggs & Stratton Corporation(f)	6.8750	12/15/20	21,875

	METALS & MINING — 0.2%
125,337	Ramaco Resources, Inc.	9.0000	07/30/26	3,188,573

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 46.9% (Continued)
	OIL & GAS PRODUCERS — 0.2%
2,926,000	W&T Offshore, Inc.(a)		11.7500	02/01/26	$ 3,027,898

	REAL ESTATE INVESTMENT TRUSTS — 0.4%
210,500	HC Government Realty Trust, Inc.(a)		7.0000	08/14/27	5,262,500

	REAL ESTATE SERVICES — 0.4%
7,500,000	Carrington HLDG Company LLC(a)		8.0000	01/01/26	7,359,375

	SOFTWARE — 1.3%
1,013,129	Synchronoss Technologies, Inc.		8.3750	06/30/26	20,009,298

	SPECIALTY FINANCE — 9.0%
15,766,000	ACRES Commercial Realty Corporation		5.7500	08/15/26	15,010,880
70,000	Atlanticus Holdings Corporation		9.2500	01/31/29	1,750,000
1,500,000	Broadmark Realty Capital, Inc.(a)		5.0000	11/15/26	1,404,657
1,000,000	Dakota Financial, LLC(a)		5.0000	09/30/26	933,345
2,000,000	First Help Financial, LLC(a)		6.0000	11/15/26	1,922,156
4,000,000	InvestCo, LLC / Preston Ventures, LLC / LS(a)		5.1250	08/13/26	3,724,944
3,250,000	Medallion Financial Corporation B(a)		7.2500	02/26/26	3,185,000
4,000,000	National Funding, Inc.(a)		5.7500	08/31/26	3,789,662
16,878,000	Nexpoint Real Estate Finance, Inc.		5.7500	05/01/26	16,124,566
15,000,000	Nexpoint Real Estate Finance, Inc.(a)		5.7500	05/01/26	14,330,400
29,548,135	OWS Cre Funding I, LLC Series 2021-MARG A(a),(b)	US0001M + 4.900%	10.3480	09/15/24	29,580,755
5,000,000	PDOF MSN Issuer, LLC(a),(b)	SOFRRATE + 4.500%	9.8100	03/01/25	4,928,354
881,307	Ready Capital Corporation		5.7500	02/15/26	21,107,303
165,689	Ready Capital Corporation		6.2000	07/30/26	3,941,741
2,000,000	Regent Capital Corporation(a)		6.0000	12/28/26	1,914,456
76,566	Sachem Capital Corporation		6.8750	12/30/24	1,879,703
82,786	Sachem Capital Corporation		7.7500	09/30/25	2,047,596
62,395	Sachem Capital Corporation		6.0000	12/30/26	1,377,058
3,000,000	X-Caliber Funding, LLC(a)		5.0000	09/24/24	2,814,176
2,000,000	X-Caliber Funding, LLC(a)		5.0000	03/01/25	1,938,071
					133,704,823

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	TOTAL CORPORATE BONDS (Cost $744,772,629)			$ 698,710,971

	U.S. GOVERNMENT & AGENCIES — 4.7%
	U.S. TREASURY INFLATION PROTECTED — 4.7%
42,352,700	United States Treasury Inflation Indexed Bonds	2.3750	01/15/25	42,212,717
28,529,520	United States Treasury Inflation Indexed Bonds	0.1250	04/15/25	27,678,031
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $69,648,578)			69,890,748
Shares
	SHORT-TERM INVESTMENTS — 5.4%
	MONEY MARKET FUNDS - 5.4%
79,713,750	First American Government Obligations Fund Class X, 5.25% (Cost $79,713,750)(g)			79,713,750

	TOTAL INVESTMENTS - 101.6% (Cost $1,563,140,585)			$ 1,512,383,236
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6)%			(24,195,162)
	NET ASSETS - 100.0%			$ 1,488,188,074

ABS	- Asset Backed Securities
CLO	- Collateralized Loan Obligations
CMBS	- Commercial Mortgage-Backed Securities
LLC	- Limited Liability Company
LTD	- Limited Company

SOFRRATE	United States SOFR Secured Overnight Financing Rate
TSFR1M	Term Secured Overnight Financing Rate 1 Month
TSFR3M	Term Secured Overnight Financing Rate 3 Month
US0001M	ICE LIBOR USD 1 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2024 the total market value of 144A securities is 715,974,374 or 48.1% of net assets.
(b)	Variable rate security; the rate shown represents the rate on January 31, 2024.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at January 31, 2024.
(e)	Percentage rounds to less than 0.1%.
(f)	Represents issuer in default on interest payments; non-income producing security.
(g)	Rate disclosed is the seven day effective yield as of January 31, 2024.
(h)	Affiliated issuer.
(i)	The value of this security has been determined in good faith by the Adviser as the Valuation Designee pursuant to valuation procedures approved by the Board of Trustees.
(j)	The security is illiquid; total illiquid securities represent 3.0% of net assets.